SHARE-BASED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION PLAN [Abstract]
SHARE-BASED COMPENSATION PLAN
9.	SHARE-BASED COMPENSATION PLAN

Equity Incentive Plan

In 2011, the Board of Directors decided to establish an incentive plan involving a maximum of 400,000 shares pursuant to a vesting schedule of which all shares were allocated among the management of the Company and the members of the Board of Directors. The shares are forfeited if the grantee leaves the Company before the shares are vested. The holders of the shares are entitled to voting rights as well as to receive dividends paid during the trade restriction period.

In December 2015, the Board of Directors amended and restated the 2011 Equity Incentive Plan to reserve an additional 137,665 shares for issuance to persons employed in the management of the Company and members of the Board of Directors under the same terms as the original plan.

As of December 31, 2019, a total of 92,165 common shares with a weighted average grant date fair value of $14.38 have been allocated with a remaining unrecognized cost related to unvested shares of nil. A total of 87,665 common shares vested on January 8, 2020.

The Company held 22,000 treasury shares as of December 31, 2018 from forfeitures and further 20,000 common shares have forfeited from employees in 2019. The Company held 42,000 common shares as treasury shares as of December 31, 2019.

The compensation expense is recognized on a straight-line basis over the vesting period and is recorded as part of General and Administrative expenses. The total compensation expense related to common shares under the plan was $0.1 million, $0.4 million, and $0.5 million for the years ended December 31, 2019, December 31, 2018 and December 31, 2017, respectively.

Stock Option Award Amendment

The Board of Directors has in 2019 amended and restated the 2011 Equity Incentive Plan to reserve an additional 1,000,000 stock options for issuance. The stock options have been allocated amongst management and employees of the Company.

As of December 31, 2019, the Company has granted 755,000 and 234,000 options with vesting over a period of two and three years, respectively, and an exercise price of $4.70 per share.

The Company has used the Black-Scholes option pricing model to measure the grant date fair value of the options with the following assumptions applied to the model;

	Options with two year vesting	Options with three year vesting
Volatility	57.5%	52.5%
Dividend yield	10.0%	10.0%
Risk-free interest rate	1.64%	1.65%
Weighted-average grant date fair value	$0.59	$0.58

The expected volatility was based on historical volatility observed from historical company-specific data during the two years prior to the grant date.

The compensation expense related to the stock option awards was $0.1 million for the year ended December 31, 2019 and the remaining unrecognized cost related to non-vested stock options was $0.5 million with a remaining average remaining vesting period of 2.1 years.